Pay vs Performance Disclosure	12 Months Ended
	Sep. 26, 2025 USD ($) $ / shares	Sep. 27, 2024 USD ($) $ / shares	Sep. 29, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Oct. 01, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-versus-Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between “Compensation Actually Paid” (herein referred to as “CAP”) to our CEO and our other NEOs as compared to the Company’s total shareholder return (“TSR”), the TSR of our selected peer group, our GAAP net income, and our company-selected performance measure, Adjusted EPS. The table below demonstrates strong growth in performance, particularly TSR, relative to the growth in CAP for both our CEOs and the other NEOs. The Compensation Committee believes this illustrates the effectiveness of the Company’s pay-for-performance
approach.
For further information concerning the Company’s performance-based approach to executive compensation and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis.”
2025 Pay vs. Performance Table

Year	Summary Compensation Table Total for Former CEO (Demetriou) (1)	Compensation Actually Paid to Former CEO (Demetriou) (1)(3)	Summary Compensation Table Total for CEO (Pragada) (2)	Compensation Actually Paid to CEO (Pragada) (2)(3)	Average Summary Compensation Table Total for Other NEOs (4)	Average Compensation Actually Paid to Other NEOs (3)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (6) ($MM)
							Jacobs TSR (5)	Peer Group TSR (5)		Adj. EPS (7)

2025	N/A	N/A	$14,038,363	$14,757,687	$3,194,068	$3,293,030	$201	$146	$289	$6.12

2024	N/A	N/A	$12,119,945	$15,617,274	$3,809,218	$3,870,719	$173	$157	$806	$8.00

2023	$6,433,775	$16,401,745	$10,898,649	$15,676,003	$4,128,458	$7,040,687	$150	$122	$666	$7.20

2022	$14,615,521	$16,124,394	N/A	N/A	$4,242,112	$3,513,697	$119	$106	$644	$6.93

2021	$16,275,230	$39,002,853	N/A	N/A	$6,557,631	$10,527,045	$144	$133	$477	$6.29

(1)	Fiscal 2023 compensation for Mr. Demetriou reflects his service as CEO until January 24, 2023.

(2)	Fiscal 2023 compensation for Mr. Pragada reflects his service as CEO starting January 24, 2023, and compensation received under his prior role as President and Chief Operating Officer (COO).

(3)	CAP reflects the SEC methodology, with adjustments for calculating CAP from the Summary Compensation Table values provided in the table below.

(4)	NEOs used for the average NEO for each fiscal year are as follows:

–	2025: Joanne E. Caruso, Patrick X. Hill, Shannon Miller, and Venk Nathamuni

–	2024: Kevin Berryman, Joanne E. Caruso, Steven J. Demetriou, Patrick X. Hill, Claudia Jaramillo, and Venk Nathamuni

–	2023: Steve Arnette, Kevin Berryman, Joanne E. Caruso, Steven J. Demetriou, Patrick X. Hill, and Claudia Jaramillo

–	2022: Kevin Berryman, Joanne E. Caruso, Dawne S. Hickton, Patrick X. Hill, and Bob Pragada

–	2021: Kevin Berryman, Joanne E. Caruso, Dawne S. Hickton, and Bob Pragada

(5)
Cumulative TSR is measured as of a beginning date of October 1, 2020 (i.e., September 30, 2020 stock price is the base date for calculation); and peer group TSR reflects values for the S&P 1500 IT Consulting & Other Services Index, as disclosed in our fiscal 2025 Annual Report on Form
10-K.
Both cumulative TSR and peer group TSR are calculated in the same manner as disclosed in our fiscal 2025 Annual Report on Form
10-K,
in accordance with Item 201(e) of Regulation
S-K.

(6)	Net Income reflects GAAP net income, as disclosed in our financial statements. Historical pre-fiscal 2025 values are not adjusted for the CMS Separation Transaction.

(7)
The Company-selected measure that we believe represents the most important financial performance measure used to link CAP for fiscal 2025 to Company performance is Adjusted EPS. Adjusted EPS is computed by dividing Adjusted Net Earnings by the weighted average number of shares of the Company’s common stock outstanding during the period. For a definition of Adjusted Net Earnings, please refer to page 52. Historical pre-fiscal
2025 values are not adjusted for the CMS Separation Transaction.

Adjustments to Calculate Compensation Actually Paid

			Equity Awards

Year	Executive	SCT Total	Deduct SCT Stock & Option Awards	Add Year- End Value of Unvested Equity Granted in Year (1)	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Granted in Prior Years	Total CAP

2025	CEO (Pragada)	$14,038,363	($10,970,071)	$10,093,694	$2,478,532	($882,831)	$14,757,687
	Average NEO	$3,194,068	($1,934,280)	$1,779,767	$410,431	($156,956)	$3,293,030

(1)	The fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in the Company’s financial statements.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(4)	NEOs used for the average NEO for each fiscal year are as follows:

–	2025: Joanne E. Caruso, Patrick X. Hill, Shannon Miller, and Venk Nathamuni

–	2024: Kevin Berryman, Joanne E. Caruso, Steven J. Demetriou, Patrick X. Hill, Claudia Jaramillo, and Venk Nathamuni

–	2023: Steve Arnette, Kevin Berryman, Joanne E. Caruso, Steven J. Demetriou, Patrick X. Hill, and Claudia Jaramillo

–	2022: Kevin Berryman, Joanne E. Caruso, Dawne S. Hickton, Patrick X. Hill, and Bob Pragada

–	2021: Kevin Berryman, Joanne E. Caruso, Dawne S. Hickton, and Bob Pragada

Peer Group Issuers, Footnote
(5)
Cumulative TSR is measured as of a beginning date of October 1, 2020 (i.e., September 30, 2020 stock price is the base date for calculation); and peer group TSR reflects values for the S&P 1500 IT Consulting & Other Services Index, as disclosed in our fiscal 2025 Annual Report on Form
10-K.
Both cumulative TSR and peer group TSR are calculated in the same manner as disclosed in our fiscal 2025 Annual Report on Form
10-K,
in accordance with Item 201(e) of Regulation
S-K.

Adjustment To PEO Compensation, Footnote
Adjustments to Calculate Compensation Actually Paid

			Equity Awards

Year	Executive	SCT Total	Deduct SCT Stock & Option Awards	Add Year- End Value of Unvested Equity Granted in Year (1)	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Granted in Prior Years	Total CAP

2025	CEO (Pragada)	$14,038,363	($10,970,071)	$10,093,694	$2,478,532	($882,831)	$14,757,687
	Average NEO	$3,194,068	($1,934,280)	$1,779,767	$410,431	($156,956)	$3,293,030

(1)	The fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in the Company’s financial statements.

Non-PEO NEO Average Total Compensation Amount	$ 3,194,068	$ 3,809,218	$ 4,128,458	$ 4,242,112	$ 6,557,631
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,293,030	3,870,719	7,040,687	3,513,697	10,527,045
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to Calculate Compensation Actually Paid

			Equity Awards

Year	Executive	SCT Total	Deduct SCT Stock & Option Awards	Add Year- End Value of Unvested Equity Granted in Year (1)	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Granted in Prior Years	Total CAP

2025	CEO (Pragada)	$14,038,363	($10,970,071)	$10,093,694	$2,478,532	($882,831)	$14,757,687
	Average NEO	$3,194,068	($1,934,280)	$1,779,767	$410,431	($156,956)	$3,293,030

(1)	The fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in the Company’s financial statements.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Unranked List of the Company’s Most Important Financial Performance Metrics
The table below lists our most important performance measures used to link CAP to our NEOs to company performance over the fiscal year ending September 26, 2025. These measures are used to determine payouts for our annual and long-term incentive plans. For more information on our incentive plan measures and goals, refer to “Compensation Discussion & Analysis.” The performance measures included in this table are not ranked by relative importance.

Most Important Financial Performance Metrics

Adjusted EPS

Adjusted Operating Profit

Adjusted Net Revenue

Adjusted EBITDA Margin

ROIC

Total Shareholder Return Amount	$ 201	173	150	119	144
Peer Group Total Shareholder Return Amount	146	157	122	106	133
Net Income (Loss)	$ 289,000,000	$ 806,000,000	$ 666,000,000	$ 644,000,000	$ 477,000,000
Company Selected Measure Amount | $ / shares	6.12	8	7.2	6.93	6.29
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Profit
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Net Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 5
Pay vs Performance Disclosure
Name	ROIC
Demetriou [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,433,775	$ 14,615,521	$ 16,275,230
PEO Actually Paid Compensation Amount			16,401,745	$ 16,124,394	$ 39,002,853
PEO Name	Demetriou
Pragada [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,038,363	$ 12,119,945	10,898,649
PEO Actually Paid Compensation Amount	$ 14,757,687	$ 15,617,274	$ 15,676,003
PEO Name	Pragada
PEO | Pragada [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,970,071)
PEO | Pragada [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,093,694
PEO | Pragada [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,478,532
PEO | Pragada [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(882,831)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,934,280)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,779,767
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	410,431
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (156,956)